Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 77	$ 78
Non-service benefit cost	45	31
Derivative gains	30	13
Equity income	7	20
Interest income	5	13
Other	9	(1)
Other income, net	$ 173	$ 154